Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	10,000,000	10,000,000
Preferred stock, shares issued (in shares)	0	0
Preferred stock, shares outstanding (in shares)	0	0
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	1,000,000,000	1,000,000,000
Common stock, shares issued (in shares)	141,301,569	70,266,925
Common stock, shares outstanding (in shares)	141,301,569	70,266,925
Sponsor vesting shares outstanding (in shares)	4,500,000
Sponsor vesting shares issued (in shares)	4,500,000